25. Post-Employment Benefits (Details 13)	12 Months Ended
	Dec. 31, 2017
Unified Plan | Fixed Income
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	91.50%	[1]
Minimum limit	77.00%
Unified Plan | Variable income
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	3.00%	[1]
Minimum limit	1.00%
Unified Plan | Loans
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	0.50%	[1]
Minimum limit	0.00%
Unified Plan | Real estate
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	2.00%	[1]
Minimum limit	1.00%
Unified Plan | Investment structuring
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	3.00%	[1]
Minimum limit	0.00%
Plan III | Fixed Income
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	81.00%
Minimum limit	59.00%
Plan III | Variable income
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	11.00%
Minimum limit	7.00%
Plan III | Loans
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	2.00%
Minimum limit	4.00%
Plan III | Real estate
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	1.00%
Minimum limit	0.00%
Plan III | Investment structuring
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	5.00%
Minimum limit	0.00%

[1]	Target based on the total investment of each plan.